Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth our contractual obligations as of June 30, 2025:
Lease Commitment
Within 1 year	51,266
2-5 years	111,077
Total	162,343